Prepaid Expenses and Deferred Costs - Additional Information (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Prepaid Expense And Deferred Costs [Abstract]
Prepayments	$ 2.1
Deferred share issuance costs	$ 0.3